October 15, 2013

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard Specialized Funds (the “Trust”)
File No. 2-88116

Commissioners:

Enclosed is the 79th Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(a)(1) under the Securities Act of 1933. The purposes of this amendment are to (1) add Admiral Shares to Vanguard Dividend Appreciation Index Fund, a series of the Trust, and (2) affect a number of non-material editorial changes.

Please note that this Amendment is subtantially similar to Post-Effective Amendment No. 61, which the staff has already reviewed, with the exception of the addition of disclosure related to Admiral Shares of the series (in the sections entitled “Fund Summary” and “Investing with Vanguard” in the Prospectus). Consequently, in accordance with SEC Release No. 33-6510, we are requesting selective review of this Amendment, and ask that you limit your review of the Amendment to these specific sections.

Pursuant to the requirements of Rule 485(a)(1), we have designated an effective date of December 19, 2013, for this amendment. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments. Pursuant to Rule 485(d)(2), the 485(b) filing will designate as its effective date the same date on which we have requested that this 485(a) be declared effective.

If you have any questions or comments concerning the enclosed Amendment, please contact me at (610) 669-8439.

Sincerely,

Christyn L. Rossman
Associate Counsel
The Vanguard Group, Inc.

Enclosures

cc: Amy Miller, Esq.
U.S. Securities and Exchange Commission